Fair Value Measurements (Details) - Schedule of Valuation of the Public Warrants and Rights	Dec. 29, 2023
Measurement Input, Share Price [Member]
Schedule of Valuation of the Public Warrants and Rights [Line Items]
Valuation of warrants and rights	9.52
Measurement Input, Expected Term [Member]
Schedule of Valuation of the Public Warrants and Rights [Line Items]
Valuation of warrants and rights	2.38
Measurement Input, Risk Free Interest Rate [Member]
Schedule of Valuation of the Public Warrants and Rights [Line Items]
Valuation of warrants and rights	4.07
Measurement Input, Option Volatility [Member]
Schedule of Valuation of the Public Warrants and Rights [Line Items]
Valuation of warrants and rights	3.27